Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 584,152,644
Net increase in trade receivables	(27,957,812)	$ (1,007,852)	$ (9,396,304)	$ 995,839
Exercise of call option	(2,727,915)	(98,339)	(1,934,530)	(1,149,227)
Ending Balance	673,265,899	24,270,582	584,152,644
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	4,265,531	153,767	4,806,179	2,072,446
Recognized in profit or loss	131,276	4,732	(17,941)	3,431
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	193,448	6,974	(151,992)	(218,173)
Recognized in other comprehensive income (effects of foreign currency exchange)	(84,122)	(3,033)	(31,017)	(20,063)
Net increase in trade receivables	18,210,321	656,464	6,005,816	3,171,205
Trade receivables factoring (purchases)	(12,744,272)	(459,418)	(7,409,093)	(1,141,515)
Purchases	491,292	17,711	1,152,402	951,513
Disposals	(122,666)	(4,422)	(450,625)	(12,665)
Exercise of call option			(25,988)
Reclassify	(29,758)	(1,073)
Acquisition through business combinations			387,790
Ending Balance	10,311,050	371,702	4,265,531	4,806,179
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | Adjusted [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	4,265,531
Ending Balance			4,265,531
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	1,897,984	68,421	1,005,714	475,123
Recognized in profit or loss	131,276	4,732	(17,941)	3,431
Recognized in other comprehensive income (effects of foreign currency exchange)	(79,614)	(2,870)	(15,455)	(14,368)
Purchases	459,046	16,548	893,234	541,528
Disposals	(107,793)	(3,886)	(329,370)
Exercise of call option			(25,988)
Acquisition through business combinations			387,790
Ending Balance	2,300,899	82,945	1,897,984	1,005,714
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member] | Adjusted [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	1,897,984
Ending Balance			1,897,984
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	0	0	0
Net increase in trade receivables	3,269,782	117,872	370,110
Trade receivables factoring (purchases)	(3,269,782)	(117,872)	(370,110)
Ending Balance	0	0	0	0
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	728,398	26,257	755,903	580,399
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	129,726	4,677	(149,856)	(216,121)
Recognized in other comprehensive income (effects of foreign currency exchange)	(4,508)	(163)	(15,562)	(5,695)
Purchases	32,246	1,163	259,168	409,985
Disposals	(14,873)	(536)	(121,255)	(12,665)
Reclassify	(29,758)	(1,073)
Ending Balance	841,231	30,325	728,398	755,903
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	1,639,149	59,089	3,044,562	1,016,924
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	63,722	2,297	(2,136)	(2,052)
Net increase in trade receivables	14,940,539	538,592	5,635,706	3,171,205
Trade receivables factoring (purchases)	(9,474,490)	(341,546)	(7,038,983)	(1,141,515)
Ending Balance	$ 7,168,920	$ 258,432	$ 1,639,149	$ 3,044,562